Consolidated and Combined Carve-Out Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents (Notes 2(f) and 11)	$ 28,836	$ 1,287
Restricted cash (Notes 2(g) and 11)	458	830
Trade accounts receivable, less allowance for doubtful accounts of $0 in, 2013 and $0 in 2012 (Notes 2(h) and 12(a))		99
Amounts due from related parties (Note 18(d))	77
Inventories (Note 2(i))	578	541
Deferred tax asset (Notes 2(q) and 17)		290
Current portion of derivative assets (Notes 2(p), 10 and 11)	248
Other current assets (Notes 2(j) and 12(b))	1,814	3,459
Total current assets	32,011	6,506
Vessels and equipment (Notes 2(k), 2(l), 2(m), 13 and 18(a)):
Vessels	692,926	548,141
Less accumulated depreciation and amortization	(75,141)	(51,373)
Net property, plant, and equipment	617,785	496,768
Goodwill (Notes 2(n) and 14)	5,750	5,750
Deferred debt issuance cost (Note 2(o))	2,010	2,787
Derivative assets (Notes 2(p), 10 and 11)	2,617
Total assets	660,173	511,811
Current liabilities:
Trade accounts payable	1,107	370
Accrued expenses (Note 15)	2,642	1,803
Current portion of long-term debt (Notes 11 and 16)	29,269	28,833
Current portion derivative liabilities (Notes 2(p), 10 and 11)	2,124	5,258
Income taxes payable (Notes 2(q) and 17)	743
Contract liabilities (Notes 2(n) and 14(b))	1,518	1,518
Prepaid charter and deferred revenue (Note 2(r))	4,471	4,369
Amount due to related parties (Note 18(d))	163	12,423
Total current liabilities	42,037	54,574
Long-term liabilities:
Long-term debt (Notes 11 and 16)	310,359	319,017
Derivative liabilities (Notes 2(p), 10 and 11)		22,622
Contract liabilities (Notes 2(n) and 14(b))	12,793	14,311
Deferred tax liabilities (Notes 2(q) and 17)	2,141	3,097
Long-term debt from related parties (Note 16)	10,349
Other long-term liabilities	567	996
Total liabilities	378,246	414,617
Commitments and contingencies (Notes 2(s) and 19)
Equity:
Owners' equity		97,194
Partners' capital:
Subordinated unitholders	107,857
General partner interest	5,297
Total partners' capital	281,927
Total liabilities and equity	660,173	511,811
Common Units [Member]
Partners' capital:
Total partners' capital	$ 168,773